UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E Wisconsin Avenue, Fl 4
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2012

Date of reporting period:  March 31, 2012

Item 1. Reports to Stockholders.

FundX Upgrader Funds

2012
Semiannual Report

March 31, 2012

Flagship Upgrader Funds
FundX Upgrader Fund
FundX Aggressive Upgrader Fund
FundX Conservative Upgrader Fund
FundX Flexible Income Fund

ETF Funds
FundX ETF Aggressive Upgrader Fund
FundX ETF Upgrader Fund

Hedged Funds
FundX Tactical Upgrader Fund
FundX Tactical Total Return Fund

FundX Upgrader Funds

Table of Contents

Shareholder Letter	3

FundX Upgrader Fund
Manager’s Discussion of Fund Performance	5
Schedule of Investments	6

FundX Aggressive Upgrader Fund
Manager’s Discussion of Fund Performance	7
Schedule of Investments	8

FundX Conservative Upgrader Fund
Manager’s Discussion of Fund Performance	9
Schedule of Investments	10

FundX Flexible Income Fund
Manager’s Discussion of Fund Performance	11
Schedule of Investments	12

FundX ETF Aggressive Upgrader Fund
Manager’s Discussion of Fund Performance	13
Schedule of Investments	14

FundX ETF Upgrader Fund
Manager’s Discussion of Fund Performance	15
Schedule of Investments	16

FundX Tactical Upgrader Fund
Manager’s Discussion of Fund Performance	17
Schedule of Investments	18

FundX Tactical Total Return Fund
Manager’s Discussion of Fund Performance	20
Schedule of Investments	21

Statements of Assets and Liabilities	24

Statements of Operations	26

Statements of Changes in Net Assets	28

Financial Highlights	36

Notes to Financial Statements	44

Expense Example	52

Additional Information	54

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1969 – DAL Investment Company is a Registered Investment Advisor (RIA)

1976 – The firm starts publishing NoLoad FundX newsletter.

2001 –The firm packages its most popular growth model as a mutual fund, introducing the FundX Upgrader Fund (FUNDX).

2002 – Inception of three additional funds:  FundX Aggressive Upgrader Fund (HOTFX),   FundX Conservative Upgrader Fund (RELAX), and FundX Flexible Income Fund (INCMX).

2007 – In response to requests for ETF-only portfolios, the firm creates FundX ETF Upgrader Fund (REMIX) and FundX ETF Aggressive Upgrader Fund (UNBOX), two funds that invest solely in exchange traded funds (ETFs).

2008 – The firm announces a new mutual fund that isn’t always fully invested: FundX Tactical Upgrader Fund (TACTX).

2009 – FundX Tactical Total Return Fund (TOTLX) combines the firm’s bond fund strategy with its Tactical approach.

2012 – DAL Investment Company is renamed FundX Investment Group.

FundX Upgrader Funds

The FundX Upgrader Funds are a series of eight mutual funds that invest in underlying mutual funds and exchange traded funds (ETFs) based on our Upgrading strategy. The Funds offer varying levels of potential risk and reward.

Knowledgeable Portfolio Management

We’ve been managing portfolios of noload mutual funds since 1969. We monitor thousands of mutual funds and ETFs, and make timely portfolio changes.

A Strategy You Can Understand

The Upgrading strategy ranks noload mutual funds and ETFs based on trailing 1, 3, 6 and 12-month performance, buying top performers, then holding them only while they remain top-ranked based on near-term performance.

The FundX Upgrader Funds have the flexibility to invest both domestically and globally in the sectors, regions and strategies we identify as being in sync with current market leadership.

A Portfolio that Responds to Market Changes

Market leadership rotates between large-cap and small-cap stocks, growth and value styles of investing, and global geographic regions.  We align the FundX Upgrader Fund portfolios with leadership trends. We move incrementally to top ranked funds in our scoring system by progressively selling the lower ranked funds and reinvesting in the new leaders.

FundX Upgrader Funds

March 31, 2012

Dear Fellow Shareholders,

In the six months that ended March 31, 2012 the U.S. equity markets have largely recovered from the volatile market conditions of our last Annual Report dated September 30, 2011. The S&P 500 Index has come a long way in a short time, rising 20% from its October 2011 lows to its March 2012 highs.

The first quarter of 2012 was a particularly strong period with many broad stock market indexes posting their best first quarter returns in 14 years.  But the recovery has been greeted cautiously by investors who have continued to pull money from equity funds in favor of bond funds.

Because Markets Change

The FundX Upgrader Fund portfolios produced solid gains for the six-months ending March 31, 2012.* Though most continue to lag their U.S. benchmarks for this time period, they are ahead of the global indices.  Our Upgrading investment strategy can often lag during market transition periods and these last six months have certainly been a transition.  Generally, the sectors and styles of the market that did worst last year have brought in the largest gains so far this year.  At the same time the defensive positions in utilities and dividend funds that held up better during the market declines through October 2011, didn’t keep pace with more aggressive growth funds as the market rallied off the October 2011 lows.

Our strategy moves us incrementally because market rotations have typically occurred in fits and starts until new trends are established.  In the last six months, we have trimmed or replaced many of these more conservative positions in favor of growth funds.  (See Manager’s Discussion of Fund Performance for more portfolio changes).

While leadership has shifted from more defensive dividend funds to growth-oriented funds over the last six months, one trend has stayed the same:  foreign funds have continued to lag domestic funds. Maintaining domestic portfolios during this period has helped our funds outpace global benchmarks.

If the market rally continues, our fully invested equity funds are prepared to participate, while the Tactical funds, which aren’t typically fully invested, are positioned to have limited participation. (The Tactical funds have hedges in place that can restrain upside potential while aiming for relatively low volatility.) Our fixed income portfolio is widely diversified, holding a range of credit qualities from Treasuries to junk bonds.

New Name, Same Strategy

At the start of 2012, we changed the name of our investment firm from DAL Investment Company to FundX Investment Group.  The new name better connects the firm with the FundX Upgrader Funds and our investment newsletter, NoLoad FundX.

Although the name is new, our commitment to helping investors take advantage of changing markets remains unchanged. There is no change in the ownership of the firm, our same seasoned team of portfolio managers remains in place, and we continue to use the same Upgrading system to respond to changing markets.  We continue to implement this strategy in the FundX Upgrader Funds on behalf of shareholders like you.

Thank you for your continued confidence. We welcome you to call us if you have any questions or comments, or if you want to better understand how to use these funds in a portfolio.

Sincerely,

Janet Brown
President,
FundX Investment Group

*Refer to Financial Highlights beginning on page 36 for the Funds’ six-month returns.

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FundX Upgrader Funds

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible. Because the Funds are “fund of funds”, an investor will indirectly bear the principal risks of the underlying funds, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, non-diversification, fixed income investments, and short sales. Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities.

References to other funds should not be interpreted as an offer of these securities.

Diversification does not assure a profit or protect against a loss in a declining market.

While the fund invests in no load Mutual Funds, management and other expenses still apply.  Please refer to prospectus for further details.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Sector weighting and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for further sector and holdings information.

The S&P 500® Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. The MSCI All Country World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International and is comprised of stocks from both developed and emerging markets. The MSCI EAFE Index is recognized as the pre-eminent benchmark in the United States to measure international equity performance. It comprises the MSCI country indices that represent developed markets outside of North America: Europe, Australasia and the Far East. The MSCI EMU (European Economic and Monetary Union) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of countries within EMU.  The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity.  Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

An investment cannot be made directly in an index.

Current and future portfolio holdings are subject to risk.

Must be preceded or accompanied by a prospectus.

The FundX Upgrader Funds are distributed by Quasar Distributors, LLC.

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FundX Upgrader Fund (FUNDX)

FUNDX, our flagship fund, offers a popular growth portfolio that is primarily invested in core equity funds and ETFs and has limited exposure to more speculative funds and ETFs.

We manage FUNDX using our Upgrading investment strategy, which aims to track major market trends. One recent trend is domestic U.S. stocks which had a strong six-month run through March 31.  The Dow Jones Industrial Average and S&P 500, both major market indexes, made gains in excess of 20%, outpacing European and other foreign equity markets (MSCI EAFE and MSCI EMU both gained about 16%).  FUNDX was well-positioned since we sold out of foreign stock funds in 2011 in our equity portfolios and have been almost entirely invested in domestic funds and ETFs.

Within the U.S., large-cap growth was the place to be during this period, and FUNDX participated through positions in PowerShares QQQ (QQQ), Wells Fargo Advantage Growth (SGRNX) and iShares S&P 500 Growth Index (IVW).

Upgrading attempts to keep assets in stronger performing areas of the market and out of weaker areas of the market, and one of the weaker areas in this six-month period was defensive sectors, which didn’t keep pace with the overall market, especially during the first quarter of 2012. We trimmed or replaced FUNDX’s positions in classic defensive holdings like FBR Gas Utility Index (GASFX) and in dividend funds like WisdomTree Large Cap Dividend (DLN), which had respectable returns but didn’t keep up with growth funds. Precious metals funds like iShares Silver Trust (SLV), Market Vectors Gold Miners (GDX) and SPDR Gold Trust (GLD) also stumbled and were sold.

As we enter the second quarter of 2012, the core equity component of the portfolio is skewed toward large-cap and growth stocks, along with some value funds.  FUNDX also invests up to 30% in more aggressive equities and currently holds sector funds focused on home builders, consumer staples and health sciences, as well as a mix of large-cap growth like MFS Massachusetts Investors Growth Stock (MGTIX) and small-cap value funds like iShares S&P SmallCap 600 Value (IJS).

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FundX Upgrader Fund

Schedule of Investments at March 31, 2012 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.7%
	Core Funds: 69.6%
357,209	Dreyfus Appreciation Fund	$15,895,789
326,300	iShares Dow Jones Select Dividend Index Fund	18,259,748
292,800	iShares Russell 1000 Growth Index Fund	19,348,224
295,700	iShares S&P 500 Growth Index Fund	22,286,909
33,534	Mairs & Power Growth Fund	2,729,312
191	Matthews Asian Growth & Income Fund	3,197
24,238	Sequoia Fund	3,905,898
128,300	SPDR Dow Jones Industrial Average ETF	16,908,657
312,214	T. Rowe Price Blue Chip Growth Fund	14,330,630
932,202	Vanguard Dividend Growth Fund	15,474,546
640,237	Vanguard Fenway Equity Income Fund	15,090,390
238,800	Vanguard Growth ETF	16,947,636
99,700	Vanguard Mega Cap 300 Growth Fund	5,508,425
286,400	WisdomTree Dividend Top 100 Ex-Financial Trust	15,700,448
199,700	WisdomTree LargeCap Dividend Trust	10,576,112
	Total Core Funds	192,965,921
	Speculative Funds: 30.1%
167,000	Consumer Staples Select Sector SPDR	5,691,360
93,608	FBR Gas Utility Index Fund	2,025,685
63,800	Healthcare Select Sector SPDR	2,398,242
33,800	iShares Nasdaq Biotechnology Index Fund	4,167,540
71,800	iShares S&P Small Cap 600 Value Index Fund	5,636,300
392,684	MFS Massachusetts Investors Growth Stock Fund	7,056,536
246,000	Powershares QQQ Trust	16,617,300
141,000	SPDR S&P Homebuilders ETF	3,007,530
148,157	T. Rowe Price Health Sciences Fund	5,696,637
251,109	T. Rowe Price New Horizons Fund	9,037,429
169,200	Technology Select Sector SPDR	5,101,380
447,112	Touchstone Sands Capital Select Fund*	5,740,920
257,269	Wells Fargo Advantage Growth Fund	11,301,816
	Total Speculative Funds	83,478,675
	Total Investment Companies
	(Cost $248,058,884)	276,444,596
	SHORT-TERM INVESTMENTS: 0.4%
1,098,491	Fidelity Government Portfolio - Institutional, 0.01%#	1,098,491
	Total Short-Term Investments
	(Cost $1,098,491)	1,098,491
	Total Investments: 100.1%
	(Cost $249,157,375)	277,543,087
	Liabilities in Excess of Other Assets: (0.1)%	(404,774)
	Net Assets: 100.0%	$277,138,313

*Non-income producing.
#Annualized seven-day yield as of March 31, 2012.

The accompanying notes are an integral part of these financial statements.

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FundX Aggressive Upgrader Fund (HOTFX)

The FundX Aggressive Upgrader Fund takes on more risk in the hope of achieving higher potential returns over time. The Fund typically holds a higher portion of its portfolio in sector and other more aggressive funds than core diversified funds.

We manage HOTFX using our Upgrading investment strategy, which aims to track major market trends. One recent trend is domestic U.S. stocks which had a strong six-month run through March 31.  The Dow Jones Industrial Average and S&P 500, both major market indexes, made gains in excess of 20%, outpacing European and other foreign equity markets (MSCI EAFE and MSCI EMU both gained about 16%).  HOTFX was well-positioned since we sold out of foreign stock funds in 2011 in our equity portfolios and have been almost entirely invested in domestic stocks.

Within the U.S., large-cap growth was the place to be during this period, and HOTFX participated through positions in Touchstone Sands Capital Select Growth (CFSIX), PowerShares QQQ (QQQ), Wells Fargo Advantage Growth (SGRNX), and iShares S&P 500 Growth Index (IVW).

Upgrading attempts to keep assets in stronger performing areas of the market and out of weaker areas of the market, and one of the weaker areas in this six-month period was defensive sectors, which didn’t keep pace with the overall market, especially during the first quarter of 2012. We trimmed or replaced HOTFX’s positions in classic defensive holdings like FBR Gas Utility Index (GASFX) and in dividend funds like Vanguard Dividend Growth (VDIGX) and iShares Dow Jones Select Dividend (DVY), which had respectable returns but didn’t keep up with growth funds.  Precious metals funds like iShares Silver Trust (SLV), Market Vectors Gold Miners (GDX) and SPDR Gold Trust (GLD) stumbled and were sold.

As we enter the second quarter of 2012, the core equity component of the portfolio is skewed toward large-cap and growth stocks, along with some value funds.  The majority of the portfolio is invested in more aggressive equities, dominated by technology (NASDAQ 100 is 20% of the total holdings), home builders, consumer staples and health sciences.  Diversified large-cap growth like MFS Massachusetts Investors Growth Stock (MGTIX) and small-cap value funds like iShares S&P SmallCap 600 Value (IJS) fill out the mix.

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FundX Aggressive Upgrader Fund

Schedule of Investments at March 31, 2012 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.0%
	Core Funds: 42.7%
42,066	Dreyfus Appreciation Fund	$1,871,956
29,500	iShares Dow Jones Select Dividend Index Fund	1,650,820
56,500	iShares Russell 1000 Growth Index Fund	3,733,520
47,000	iShares S&P 500 Growth Index Fund	3,542,390
11,629	Sequoia Fund	1,873,967
27,450	SPDR Dow Jones Industrial Average ETF	3,617,636
80,955	T. Rowe Price Blue Chip Growth Fund	3,715,813
194,780	Vanguard Dividend Growth Fund	3,233,350
64,640	Vanguard Fenway Equity Income Fund	1,523,562
17,600	Vanguard Growth ETF	1,249,072
96,932	Weitz Value Fund	3,196,818
173,762	William Blair Growth Fund	2,227,626
64,200	WisdomTree Dividend Top 100 Ex-Financial Trust	3,519,444
	Total Core Funds	34,955,974
	Speculative Funds: 57.3%
99,800	Consumer Staples Select Sector SPDR	3,401,184
32,359	Delafield Fund	1,013,487
46,804	FBR Gas Utility Index Fund	1,012,843
46,800	Healthcare Select Sector SPDR	1,759,212
20,100	iShares Nasdaq Biotechnology Index Fund	2,478,330
55,200	iShares S&P Small Cap 600 Value Index Fund	4,333,200
21,800	iShares S&P SmallCap 600 Index Fund	1,663,558
14,662	MFS Massachusetts Investors Growth Stock Fund	263,476
146,100	Powershares QQQ Trust	9,869,055
86,000	SPDR S&P Homebuilders ETF	1,834,380
64,165	T. Rowe Price Health Sciences Fund	2,467,152
127,400	T. Rowe Price New Horizons Fund	4,585,138
29,053	TCW Select Equities Fund	597,039
109,100	Technology Select Sector SPDR	3,289,365
280,845	Touchstone Sands Capital Select Fund*	3,606,044
108,349	Wells Fargo Advantage Growth Fund	4,759,792
	Total Speculative Funds	46,933,255
	Total Investment Companies
	(Cost $73,463,767)	81,889,229
	SHORT-TERM INVESTMENTS: 0.1%
105,121	Fidelity Government Portfolio - Institutional, 0.01%#	105,121
	Total Short-Term Investments
	(Cost $105,121)	105,121
	Total Investments: 100.1%
	(Cost $73,568,888)	81,994,350
	Liabilities in Excess of Other Assets: (0.1)%	(83,356)
	Net Assets: 100.0%	$81,910,994

*Non-income producing.
#Annualized seven-day yield as of March 31, 2012.

The accompanying notes are an integral part of these financial statements.

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FundX Conservative Upgrader Fund (RELAX)

The FundX Conservative Upgrader is a balanced mix of roughly 60% in core equity funds, with the balance in our Flexible Income strategy.  The stock funds offer growth potential, while the bond funds are intended to stabilize volatility and diversify.  RELAX is intended for long-term investors seeking a classic mix of stocks and bonds in a single mutual fund purchase.

We manage the equity portion of RELAX using our Upgrading investment strategy, which aims to track major market trends and U.S. large-cap growth was the place to be during the six-months ending March 31. RELAX participated through positions in iShares Russell 1000 Growth (IWF), Dreyfus Appreciation (DGAGX) and iShares S&P 500 Growth (IVW).

On the fixed income side, intermediate-term corporate bonds, particularly high yields, provided the biggest boost.  These lower-credit-quality bonds made up about 20% of the portfolio by the end of the first quarter.

U.S. government bonds showed strength in the fourth quarter 2011 as interest rates declined slightly, but were weak in the first quarter of 2012, losing the gains of the prior three months.  U.S. Treasury and mortgage-backed bonds have remained a minority weighting in our fixed income model throughout the past six months.

The fixed income portion of the portfolio has a duration that averages just under four years, with average maturity of just over six years.  More than half the funds held in the fixed income component of RELAX fall in the intermediate maturity range.  A very small position in dollar-hedged global bond rounds out a broad mix.  At this time we are covering most of the bases in the fixed income sphere by staying widely diversified.

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FundX Conservative Upgrader Fund

Schedule of Investments at March 31, 2012 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.7%
	Bond Funds: 27.6%
209,820	DoubleLine Core Fixed Income Fund	$2,320,611
204,864	DoubleLine Total Return Bond Fund	2,288,334
44,571	Dreyfus Investment Grade Intermediate Income Fund	611,510
76,005	Fidelity GNMA Fund	897,625
147,048	Fidelity Total Bond Fund	1,613,122
45,000	Guggenheim BulletShares 2013 ETF	1,159,650
800	iShares Barclays 1-3 Year Credit Fund	84,072
13,800	iShares Barclays 3-7 Year Treasury Bond Fund	1,671,180
120,521	Ivy High Income Fund	1,000,326
422,146	Mainstay High Yield Corporate Bond Fund	2,503,326
	Total Bond Funds	14,149,756
	Core Funds: 60.5%
62,486	Dreyfus Appreciation Fund	2,780,631
27,031	ING Corporate Leaders Trust Fund	647,121
42,900	iShares Dow Jones Select Dividend Index Fund	2,400,684
46,400	iShares Russell 1000 Growth Index Fund	3,066,112
44,200	iShares S&P 500 Growth Index Fund	3,331,354
9,733	Sequoia Fund	1,568,470
21,700	SPDR Dow Jones Industrial Average ETF	2,859,843
48,379	T. Rowe Price Blue Chip Growth Fund	2,220,603
155,097	Vanguard Dividend Growth Fund	2,574,604
129,611	Vanguard Fenway Equity Income Fund	3,054,925
34,977	Weitz Value Fund	1,153,534
51,500	WisdomTree Dividend Top 100 Ex-Financial Trust	2,823,230
47,000	WisdomTree LargeCap Dividend Trust	2,489,120
	Total Core Funds	30,970,231
	Total Return Funds: 11.6%
124,663	Calamos Market Neutral Income Fund	1,548,317
92,362	Manning & Napier Pro Blend Conservative Fund	992,888
58,273	Merger Fund	918,382
43,032	Vanguard Wellesley Income Fund	2,457,966
	Total Total Return Funds	5,917,553
	Total Investment Companies
	(Cost $47,498,203)	51,037,540
	SHORT-TERM INVESTMENTS: 0.0%
15,051	Fidelity Government Portfolio - Institutional, 0.01%#	15,051
	Total Short-Term Investments
	(Cost $15,051)	15,051
	Total Investments: 99.7%
	(Cost $47,513,254)	51,052,591
	Other Assets in Excess of Liabilities: 0.3%	158,768
	Net Assets: 100.0%	$51,211,359

#Annualized seven-day yield as of March 31, 2012.

The accompanying notes are an integral part of these financial statements.

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FundX Flexible Income Fund (INCMX)

The FundX Flexible Income Fund is a total-return oriented portfolio that invests in bond funds and ETFs from key segments of the fixed income markets. It aims to continually align with current bond market leadership and to actively navigate the changing interest rate environment.  INCMX may invest in bond fund alternatives, such as hedged equity or balanced funds, when they are deemed advantageous.

Intermediate-term investment grade corporate bonds comprised the most sizeable portion of the portfolio.

High yields bonds provided the biggest boost to the portfolio in the six months ending March 31.  To help manage volatility, we limit exposure to these funds.  Lower-credit-quality bonds made up about 20% of the portfolio by the end of the first quarter.

U.S. government bonds showed strength in the fourth quarter 2011 as interest rates declined slightly, but were weak in the first quarter of 2012, losing the gains of the prior three months.  U.S. Treasury and mortgage-backed bonds have remained a minority weighting in our fixed income model throughout the past six months.

The portfolio duration averages just under four years, with average maturity of just over six years.  More than half the funds held fall in the intermediate maturity range.  We hold a range of credit qualities, from Treasuries to junk bonds, and a very small position in dollar-hedged global bond rounds out a broad mix.  At this time we are covering most of the bases in the fixed income sphere by staying widely diversified.

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FundX Flexible Income Fund

Schedule of Investments at March 31, 2012 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Bond Funds: 79.1%
1,407,519	DoubleLine Core Fixed Income Fund	$15,567,163
1,322,036	DoubleLine Total Return Bond Fund	14,767,145
736,606	Dreyfus Investment Grade Intermediate Income Fund	10,106,229
689,018	Fidelity GNMA Fund	8,137,305
758,423	Fidelity Investment Grade Bond Fund	5,870,196
761,332	Fidelity Total Bond Fund	8,351,811
310,000	Guggenheim BulletShares 2013 ETF	7,988,700
17,700	iShares Barclays 1-3 Year Credit Fund	1,860,093
71,900	iShares Barclays 3-7 Year Treasury Bond Fund	8,707,090
746,183	Ivy High Income Fund	6,193,320
2,434,632	Mainstay High Yield Corporate Bond Fund	14,437,368
175,377	PIMCO Global Bond Fund	1,813,394
395,655	PIMCO GNMA Fund	4,648,950
	Total Bond Funds	108,448,764
	Total Return Funds: 20.8%
816,959	Calamos Market Neutral Income Fund	10,146,633
501,588	Manning & Napier Pro Blend Conservative Fund	5,392,076
104,334	Merger Fund	1,644,310
199,422	Vanguard Wellesley Income Fund	11,390,987
	Total Total Return Funds	28,574,006
	Total Investment Companies
	(Cost $133,445,686)	137,022,770
	SHORT-TERM INVESTMENTS: 0.0%
957	Fidelity Government Portfolio - Institutional, 0.01%#	957
	Total Short-Term Investments
	(Cost $957)	957
	Total Investments: 99.9%
	(Cost $133,446,643)	137,023,727
	Other Assets in Excess of Liabilities: 0.1%	189,161
	Net Assets: 100.0%	$137,212,888

#Annualized seven-day yield as of March 31, 2012.

The accompanying notes are an integral part of these financial statements.

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FundX ETF Aggressive Upgrader Fund (UNBOX)

FundX ETF Aggressive Upgrader Fund invests exclusively in exchange traded funds (ETFs) with no restrictions on which sectors or styles it may invest in. It is intended for investors who are willing to take on above-average volatility with a goal of achieving long-term growth.

UNBOX typically has relatively high exposure to sector ETFs, but it saw a slight decrease in speculative exposure in the six months ending March 31, from 83.7% as of September 30, 2011 down to 76.7%. Mid-cap ETFs like iShares S&P Mid Cap 400 Growth (IJK) and Rydex S&P Mid Cap 400 Pure Growth (RFG) were sold, as was SPDR Utilities (XLU). We replaced some of these more concentrated positions with core equity ETFs like iShares Russell 1000 Growth (IWF) and Vanguard Growth (VUG).

Among the stronger performers over the six months ending March 31 were the SPDR Homebuilders (XHB) and the PowerShares QQQ Trust (QQQ).  Less successful holdings included Market Vectors Gold Miners (GDX) and Energy Select SPDR (XLE), which were both sold by the end of this reporting period.  As we enter the second quarter of 2012, the majority of the portfolio is invested in more aggressive equities, dominated by technology, home builders, and consumer discretionary, with nearly 23% of the portfolio invested in core equity ETFs focused primarily on large-cap growth.

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FundX ETF Aggressive Upgrader Fund

Schedule of Investments at March 31, 2012 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.7%
	Core ETFs: 23.0%
7,800	iShares Russell 1000 Growth Index Fund	$515,424
4,800	SPDR S&P 500 ETF	675,456
11,300	Vanguard Growth ETF	801,961
9,100	WisdomTree Dividend Top 100 Ex-Financial Trust	498,862
12,800	WisdomTree LargeCap Dividend Trust	677,888
	Total Core ETFs	3,169,591
	Speculative ETFs: 76.7%
20,700	Consumer Discretionary Select Sector SPDR	933,570
10,300	Consumer Staples Select Sector SPDR	351,024
22,200	Industrials Select Sector SPDR	830,724
7,900	iShares Nasdaq Biotechnology Index Fund	974,070
12,900	iShares S&P Small Cap 600 Value Index Fund	1,012,650
7,100	iShares S&P SmallCap 600 Index Fund	541,801
29,200	iShares Silver Trust*	916,004
9,000	iShares Technology Index Fund	700,020
7,800	iShares Dow Jones US Industrials Trust	556,764
17,100	Powershares QQQ Trust	1,155,105
46,300	SPDR S&P Homebuilders ETF	987,579
23,300	Technology Select Sector SPDR	702,495
12,900	Vanguard Consumer Discretionary ETF	931,380
	Total Speculative ETFs	10,593,186
	Total Investment Companies
	(Cost $12,485,190)	13,762,777
	SHORT-TERM INVESTMENTS: 0.3%
48,933	Fidelity Government Portfolio - Institutional, 0.01%#	48,933
	Total Short-Term Investments
	(Cost $48,933)	48,933
	Total Investments: 100.0%
	(Cost $12,534,123)	13,811,710
	Liabilities in Excess of Other Assets: (0.0%)	(4,391)
	Net Assets: 100.0%	$13,807,319

*Non-income producing.
#Annualized seven-day yield as of March 31, 2012.

The accompanying notes are an integral part of these financial statements.

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FundX ETF Upgrader Fund (REMIX)

The FundX ETF Upgrader Fund invests exclusively in exchange traded funds (ETFs) and offers a core equity portfolio that invests primarily in diversified equity funds.  It is managed for investors seeking long-term growth with average stock market volatility.

Large-cap growth was the place to be during this period, and REMIX participated through positions in PowerShares QQQ (QQQ), Vanguard Growth (VUG), and SPDR S&P 500 Growth (SPYG).

Our Upgrading strategy attempts to keep assets in stronger performing areas of the market and out of weaker areas of the market. One of the weaker areas in this six month period was precious metals and we sold positions in iShares Silver Trust (SLV) and Market Vectors Gold Miners (GDX) in favor of small-cap ETFs like iShares S&P Small Cap 600 (IJR) and iShares S&P Small Cap 600 Value (IJS).

As we enter the second quarter of 2012, the core equity component of the portfolio is skewed toward large-cap growth ETFs, along with a few value positions.  REMIX also invests up to 30% in more aggressive equities and currently holds sector funds focused on home builders, consumer discretionary and technology.

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FundX ETF Upgrader Fund

Schedule of Investments at March 31, 2012 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.6%
	Core ETFs: 73.0%
7,400	iShares Dow Jones Select Dividend Index Fund	$414,104
6,700	iShares Russell 1000 Growth Index Fund	442,736
8,300	SPDR Dow Jones Industrial Average ETF	1,093,857
5,000	SPDR Series Trust S&P 500 Growth	326,250
16,000	Vanguard Growth ETF	1,135,520
19,900	WisdomTree Dividend Top 100 Ex-Financial Trust	1,090,918
9,100	WisdomTree LargeCap Dividend Trust	481,936
	Total Core ETFs	4,985,321
	Speculative ETFs: 26.6%
1,700	Consumer Discretionary Select Sector SPDR	76,670
2,000	Industrials Select Sector SPDR	74,840
1,000	iShares Dow Jones US Industrials Trust	71,380
1,200	iShares Nasdaq Biotechnology Index Fund	147,960
3,800	iShares S&P Small Cap 600 Value Index Fund	298,300
3,000	iShares S&P SmallCap 600 Index Fund	228,930
1,000	iShares Technology Index Fund	77,780
10,100	Powershares QQQ Trust	682,255
3,700	SPDR S&P Homebuilders ETF	78,921
2,500	Technology Select Sector SPDR	75,375
	Total Speculative ETFs	1,812,411
	Total Investment Companies
	(Cost $6,349,819)	6,797,732
	SHORT-TERM INVESTMENTS: 0.3%
21,671	Fidelity Government Portfolio - Institutional, 0.01%#	21,671
	Total Short-Term Investments
	(Cost $21,671)	21,671
	Total Investments: 99.9%
	(Cost $6,371,490)	6,819,403
	Other Assets in Excess of Liabilities: 0.1%	7,139
	Net Assets: 100.0%	$6,826,542

#Annualized seven-day yield as of March 31, 2012.

The accompanying notes are an integral part of these financial statements.

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FundX Tactical Upgrader Fund (TACTX)

The FundX Tactical Upgrader Fund uses our Upgrading strategy for fund selection, but it is typically not fully invested.  Instead, the Fund utilizes hedging techniques such as options which aims to buffer volatility and help limit downside risk.  This approach can also dampen upside potential, which should result in a portfolio with less dramatic swings than a fully invested equity portfolio.

The key to the last six months was managing the volatility and avoiding potential whip-saws late in 2011 and buying into stocks during market dips and avoiding temptation to sell through the first quarter of 2012.  Fund selection helped, leading us to move gradually out of defensive sectors and dividend funds and more into growth style ETFs.

Being conservative limited the growth capacity during the strong first quarter for stocks.  Our strategy is to reduce market exposure when market sentiment becomes complacent, or when the pace of gains appears unsustainable.  We are happy with our absolute progress, and with our ability to smooth out some of the volatility late 2011.  We may have done better if we had taken on more risk, especially through the extended rally through Q1 2012.

As we enter the second quarter of 2012 the Tactical Upgrader Fund is positioned to have limited participation in further market gains, and in our view should be able to withstand a potential pullback with lower downside than the overall stock market, should one occur.  The portfolio has hedges in place that may restrain upside potential while seeking to lower volatility.  We are cautious based on investor sentiment and market action through the first quarter.  For the intermediate term we are optimistic based on valuations, monetary conditions and broader trend strength.

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FundX Tactical Upgrader Fund

Schedule of Investments at March 31, 2012 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 41.0%
	Core Funds: 33.3%
30,000	iShares Russell 1000 Growth Index Fund	$1,982,400
50,000	iShares S&P 100 Index Fund ‡	3,202,000
10,000	SPDR Dow Jones Industrial Average ETF ‡	1,317,900
30,000	SPDR S&P 500 ETF ‡	4,221,600
55,000	Vanguard Growth ETF ‡	3,903,350
	Total Core Funds	14,627,250
	Speculative Funds: 7.7%
10,000	iShares Technology Index Fund	777,800
30,000	Powershares QQQ Trust ‡	2,026,500
20,000	Technology Select Sector SPDR	603,000
	Total Speculative Funds	3,407,300
	Total Investment Companies
	(Cost $17,811,980)	18,034,550

Contracts (100 shares per contract)
	PURCHASED OPTIONS: 1.1.%
	Call Options: 0.2%
800	SPDR S&P 500 ETF, Expiration 4/5/12, Strike Price $140*	111,200
	Total Call Options	111,200
	Put Options: 0.9%
1,500	SPDR S&P 500 ETF, Expiration 5/19/12 Strike Price $140*	382,500
	Total Put Options	382,500
	Total Purchased Options
	(Cost $458,837)	493,700

Shares/Par Value
	SHORT-TERM INVESTMENTS: 62.9%
12,626,739	Fidelity Government Portfolio - Institutional, 0.01%#	12,626,739
2,000,000	United States Treasury Bill, Maturity Date 5/03/12, 0.038%	1,999,920
2,000,000	United States Treasury Bill, Maturity Date 6/28/12, 0.069%	1,999,674
3,000,000	United States Treasury Bill, Maturity Date 7/12/12, 0.079%	2,999,391
3,000,000	United States Treasury Bill, Maturity Date 7/26/12, 0.079%	2,999,235
5,000,000	United States Treasury Bill, Maturity Date 9/20/12, 0.135%	4,996,854
	Total Short-Term Investments
	(Cost $27,625,127)	27,621,813
	Total Investments: 105.0%
	(Cost $45,895,944)	46,150,063
	Liabilities in Excess of Other Assets: (5.0)%	(2,208,284)
	Net Assets: 100.0%	$43,941,779

*Non-income producing.
#Annualized seven-day yield as of March 31, 2012.
‡Held in connection with open written call options.

The accompanying notes are an integral part of these financial statements.

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FundX Tactical Upgrader Fund

Schedule of Options Written at March 31, 2012 (Unaudited)

Contracts (100 shares per contract)		Value
	Call Options Written
100	iShares S&P 100 Index Fund, Expiration 4/21/12, Strike Price $64*	$(8,000)
300	Powershares QQQ Trust, Expiration 4/21/12, Strike Price $67*	(39,450)
100	SPDR Dow Jones Industrial Average ETF, Expiration 4/21/12, Strike Price $133*	(8,350)
100	SPDR S&P 500 ETF, Expiration 4/21/12, Strike Price $141*	(16,350)
200	SPDR S&P 500 ETF, Expiration 4/21/12, Strike Price $142*	(22,300)
150	Vanguard Growth ETF, Expiration 4/21/12, Strike Price $71*	(13,500)
	Total Call Options Written	(107,950)
	Put Options Written
400	Powershares QQQ Trust, Expiration 4/21/12, Strike Price $67*	(29,000)
400	SPDR S&P 500 ETF, Expiration 4/21/12, Strike Price $138*	(34,200)
	Total Put Options Written	(63,200)
	Total Options Written
	(Premiums received $206,013)	$(171,150)

*Non-income producing.

The accompanying notes are an integral part of these financial statements.

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FundX Tactical Total Return Fund (TOTLX)

The Tactical Total Return fund (TOTLX) may be a useful vehicle for conservative investors who seek to combine our risk-managed tactical equity model with our flexible income strategy.

TOTLX is approaching its 3-year anniversary at the end of May and continues to pursue both income and capital gains while endeavoring to smooth out some of the bumps associated with stock and balanced fund investing.

Since our last report, the diversified fixed income component of the portfolio and the hedged equity strategy contributed to steady gains.

Being conservative limited the growth capacity of the hedged equity portion of the portfolio during the strong first quarter for stocks.  Our strategy is to reduce market exposure when market sentiment becomes complacent, or when the pace of gains appears unsustainable.  We are happy with our absolute progress, and with our ability to smooth out some of the volatility late 2011. We may have done better if we had taken on more risk, especially through the extended rally through Q1 2012.

Intermediate-term investment grade corporate bonds comprised the most sizeable portion of the fixed income within TOTLX.

High yields bonds provided the biggest boost to the fixed income part of TOTLX in the six months ending March 31.  To help manage volatility, we limit exposure to these funds.  Lower-credit-quality bonds made up about 20% of the fixed income portion of the portfolio by the end of the first quarter.

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FundX Tactical Total Return Fund

Schedule of Investments at March 31, 2012 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 60.0%
	Bond Funds: 29.3%
31,779	DoubleLine Core Fixed Income Fund	$351,472
31,579	DoubleLine Total Return Bond Fund	352,740
29,072	Fidelity GNMA Fund	343,335
18,934	Fidelity Total Bond Fund	207,703
6,000	Guggenheim BulletShares 2013 ETF	154,620
2,300	iShares Barclays 1-3 Year Credit Fund	241,707
1,400	iShares Barclays 3-7 Year Treasury Bond Fund	169,540
24,232	Ivy High Income Fund	201,124
60,068	Mainstay High Yield Corporate Bond Fund	356,200
	Total Bond Funds	2,378,441
	Core Funds: 18.1%
3,000	iShares Russell 1000 Growth Index Fund	198,240
5,000	iShares S&P 100 Index Fund ‡	320,200
1,000	SPDR Dow Jones Industrial Average ETF ‡	131,790
3,000	SPDR S&P 500 ETF ‡	422,160
5,500	Vanguard Growth ETF ‡	390,335
	Total Core Funds	1,462,725
	Speculative Funds: 4.2%
1,000	iShares Technology Index Fund	77,780
3,000	Powershares QQQ Trust	202,650
2,000	Technology Select Sector SPDR	60,300
	Total Speculative Funds	340,730
	Total Return Funds: 8.4%
9,856	Calamos Market Neutral Income Fund	122,413
15,780	Manning & Napier Pro Blend Conservative Fund	169,630
10,918	Merger Fund	172,075
3,797	Vanguard Wellesley Income Fund	216,859
	Total Total Return Funds	680,977
	Total Investment Companies
	(Cost $4,783,367)	4,862,873

Contracts (100 shares per contract)
	PURCHASED OPTIONS: 0.6%
	Call Options: 0.1%
80	SPDR S&P 500 ETF, Expiration 4/5/12, Strike Price $140*	11,120
	Total Call Options	11,120
	Put Options: 0.5%
150	SPDR S&P 500 ETF, Expiration 5/19/12, Strike Price $140*	38,250
	Total Put Options	38,250
	Total Purchased Options
	(Cost $45,884)	49,370

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Total Return Fund

Schedule of Investments at March 31, 2012 (Unaudited), Continued

Shares/Par Value		Value
	SHORT-TERM INVESTMENTS: 42.8%
1,843,005	Fidelity Government Portfolio - Institutional, 0.01%#	$1,843,005
500,000	United States Treasury Bill, Maturity Date 5/03/12, 0.038%	499,980
200,000	United States Treasury Bill, Maturity Date 6/28/12, 0.069%	199,967
200,000	United States Treasury Bill, Maturity Date 7/12/12, 0.079%	199,959
225,000	United States Treasury Bill, Maturity Date 7/26/12, 0.079%	224,943
500,000	United States Treasury Bill, Maturity Date 9/20/12, 0.135%	499,686
	Total Short-Term Investments
	(Cost $3,467,840)	3,467,540
	Total Investments: 103.4%
	(Cost $8,297,091)	8,379,783
	Liabilities in Excess of Other Assets: (3.4)%	(276,522)
	Net Assets: 100.0%	$8,103,261

*Non-income producing.
#Annualized seven-day yield as of March 31, 2012.
‡Held in connection with open written call options.

Schedule of Options Written at March 31, 2012 (Unaudited)

Contracts (100 shares per contract)		Value
	Call Options Written
10	iShares S&P 100 Index Fund, Expiration 4/21/12, Strike Price $64*	$(800)
30	Powershares QQQ Trust, Expiration 4/21/12, Strike Price $67*	(3,945)
10	SPDR Dow Jones Industrial Average ETF, Expiration 4/21/12, Strike Price $133*	(835)
10	SPDR S&P 500 ETF, Expiration 4/21/12, Strike Price $141*	(1,635)
20	SPDR S&P 500 ETF, Expiration 4/21/12, Strike Price $142*	(2,230)
15	Vanguard Growth ETF, Expiration 4/21/12, Strike Price $71*	(1,350)
	Total Call Options Written	(10,795)
	Put Options Written
40	Powershares QQQ Trust, Expiration 4/21/12, Strike Price $67*	(2,900)
40	SPDR S&P 500 ETF, Expiration 4/21/12, Strike Price $138*	(3,420)
	Total Put Options Written	(6,320)
	Total Options Written
	(Premium received $20,620)	$(17,115)

*Non-income producing.

The accompanying notes are an integral part of these financial statements.

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FundX Upgrader Funds

(This Page Intentionally Left Blank.)

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FundX Upgrader Funds

Statements of Assets and Liabilities at March 31, 2012 (Unaudited)

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
ASSETS
Investments in securities, at value (identified cost $249,157,375,
$73,568,888, $47,513,254, $133,446,643, respectively) (Note 2)	$277,543,087	$81,994,350	$51,052,591	$137,023,727
Cash	30	30	30	30
Receivables:
Investment securities sold	—	49,818	167,636	494,241
Fund shares sold	624,439	187,206	56,087	105,512
Dividends and interest	75,936	28,406	48,908	310,141
Prepaid expenses	40,061	29,759	21,228	28,380
Total assets	278,283,553	82,289,569	51,346,480	137,962,031

LIABILITIES
Payables:
Investment securities purchased	434,748	72,384	43,456	312,762
Fund shares redeemed	349,521	190,235	7,630	97,143
Due to custodian	—	—	—	183,000
Investment advisory fees, net	234,280	67,317	44,195	83,160
Administration fees	31,238	3,521	2,793	7,689
Custody fees	2,459	361	1,290	1,065
Fund accounting fees	18,037	5,861	4,682	10,601
Transfer agent fees	49,231	16,862	11,237	27,417
Chief Compliance Officer fees	2,015	818	819	1,373
Other accrued expenses	23,711	21,216	19,019	24,933
Total liabilities	1,145,240	378,575	135,121	749,143

NET ASSETS	$277,138,313	$81,910,994	$51,211,359	$137,212,888

Net assets applicable to shares outstanding	$277,138,313	$81,910,994	$51,211,359	$137,212,888
Shares outstanding; unlimited number
of shares authorized without par value	7,921,654	2,029,134	1,541,284	4,561,159
Net asset value, offering and redemption price per share	$34.98	$40.37	$33.23	$30.08

COMPONENTS OF NET ASSETS
Paid-in capital	$383,118,675	$120,278,718	$52,487,163	$131,370,832
Undistributed net investment income	879,151	35,871	130,040	1,261,202
Accumulated net realized gain (loss) on investments	(135,245,225)	(46,829,057)	(4,945,181)	1,003,770
Net unrealized appreciation on investments	28,385,712	8,425,462	3,539,337	3,577,084
Net assets	$277,138,313	$81,910,994	$51,211,359	$137,212,888

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Statements of Assets and Liabilities at March 31, 2012 (Unaudited), Continued

	FundX ETF Aggressive	FundX ETF	FundX Tactical	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Total Return Fund
ASSETS
Investments in securities, at value (identified cost $12,534,123,
$6,371,490, $45,895,944, $8,297,091, respectively) (Note 2)	$13,811,710	$6,819,403	$46,150,063	$8,379,783
Cash	30	30	117,727	11,799
Deposits at brokers for written options	—	—	1,985	2,000
Receivables:
Investment securities sold	38,289	16,763	5,334,026	533,403
Fund shares sold	2,000	13,459	326,309	4,000
Dividends and interest	6,039	3,425	12,281	7,681
Prepaid expenses	21,158	24,750	26,262	22,838
Total assets	13,879,226	6,877,830	51,968,653	8,961,504

LIABILITIES
Written Options, at value (Premiums received of
$0, $0, $206,013 and $20,620, respectively)	—	—	171,150	17,115
Payables:
Investment securities purchased	35,562	—	7,781,106	784,767
Fund shares redeemed	—	30,255	14,862	32,819
Investment advisory fees, net	11,080	1,396	37,006	3,156
Administration fees	653	1,613	2,501	769
Custody fees	84	516	792	1,188
Fund accounting fees	1,533	385	478	218
Transfer agent fees	5,235	1,879	2,948	1,369
Chief Compliance Officer fees	805	850	946	1,140
Other accrued expenses	16,955	14,394	15,085	15,702
Total liabilities	71,907	51,288	8,026,874	858,243

NET ASSETS	$13,807,319	$6,826,542	$43,941,779	$8,103,261

Net assets applicable to shares outstanding	$13,807,319	$6,826,542	$43,941,779	$8,103,261
Shares outstanding; unlimited number
of shares authorized without par value	574,635	315,121	2,254,128	313,491
Net asset value, offering and redemption price per share	$24.03	$21.66	$19.49	$25.85

COMPONENTS OF NET ASSETS
Paid-in capital	$36,465,453	$11,812,619	$79,274,559	$7,816,484
Undistributed (accumulated) net investment income (loss)	18,405	25,394	(132,914)	9,911
Accumulated net realized gain (loss) on investments	(23,954,126)	(5,459,384)	(35,488,848)	190,669
Net unrealized appreciation on investments	1,277,587	447,913	288,982	86,197
Net assets	$13,807,319	$6,826,542	$43,941,779	$8,103,261

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Statements of Operations For the Six Months Ended March 31, 2012 (Unaudited)

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
INVESTMENT INCOME
Dividends	$2,555,307	$558,293	$768,002	$2,930,547
Interest	47	9	18	59
Total investment income	2,555,354	558,302	768,020	2,930,606

EXPENSES (NOTE 3)
Investment advisory fees	1,347,256	397,031	279,968	546,250
Transfer agent fees	156,307	52,250	35,133	72,676
Administration fees	80,107	22,313	16,645	46,386
Fund accounting fees	47,879	14,757	9,982	28,052
Reports to shareholders	21,240	11,747	9,788	15,280
Registration fees	13,946	7,549	12,950	13,053
Audit fees	11,934	11,601	9,803	10,051
Custody fees	9,511	3,453	3,759	5,599
Miscellaneous expenses	5,104	2,742	1,690	3,203
Chief Compliance Officer fees	4,266	1,951	1,953	2,873
Trustee fees	3,758	1,811	1,611	2,684
Legal fees	1,602	2,069	2,004	2,019
Interest expense (Note 6)	636	613	732	2,402
Insurance expense	607	381	360	370
Total expenses	1,704,153	530,268	386,378	750,898
Less: expenses paid indirectly (Note 3)	(27,997)	(7,837)	(6,549)	(17,202)
Net expenses	1,676,156	522,431	379,829	733,696
Net investment income	879,198	35,871	388,191	2,196,910

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on investments	1,436,632	582,581	(599,187)	518,670
Capital gain distributions from regulated investment companies	1,285,221	657,023	79,456	531,189
Change in net unrealized appreciation on investments	47,367,428	14,147,689	6,972,707	2,533,441
Net realized and unrealized gain on investments	50,089,281	15,387,293	6,452,976	3,583,300
Net increase in net assets resulting from operations	$50,968,479	$15,423,164	$6,841,167	$5,780,210

The accompanying notes are an integral part of these financial statements.

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FundX Upgrader Funds

Statements of Operations For the Six Months Ended March 31, 2012 (Unaudited), Continued

	FundX ETF Aggressive	FundX ETF	FundX Tactical	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Total Return Fund
INVESTMENT INCOME
Dividends	$137,977	$71,074	$126,929	$62,335
Interest	6	3	2,959	372
Total investment income	137,983	71,077	129,888	62,707

EXPENSES (NOTE 3)
Investment advisory fees	79,413	30,416	198,483	35,196
Transfer agent fees	15,853	9,161	15,659	7,995
Audit fees	9,815	9,810	9,813	9,819
Registration fees	6,752	7,165	7,561	8,065
Administration fees	5,000	5,000	11,251	3,750
Reports to shareholders	3,659	2,477	4,073	1,419
Fund accounting fees	3,152	1,348	5,006	1,813
Legal fees	2,009	1,948	1,856	1,786
Chief Compliance Officer fees	1,938	1,933	1,929	1,840
Trustee fees	1,619	1,244	1,924	1,513
Custody fees	1,408	780	4,845	3,823
Interest expense (Note 6)	1,115	120	—	—
Insurance expense	801	808	275	227
Miscellaneous expenses	503	756	1,360	749
Total expenses	133,037	72,966	264,035	77,995
Less: fees waived	(13,459)	(27,285)	—	(25,201)
Less: expenses paid indirectly (Note 3)	—	—	(1,233)	—
Net expenses	119,578	45,681	262,802	52,794
Net investment income (loss)	18,405	25,396	(132,914)	9,913

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	209,046	186,040	481,038	28,007
Written options	—	—	1,695,127	164,393
Net realized gains	209,046	186,040	2,176,165	192,400
Capital gain distributions from regulated investment companies	—	—	—	5,904
Change in net unrealized appreciation on investments	2,098,314	819,343	782,115	149,055
Net realized and unrealized gain on investments	2,307,360	1,005,383	2,958,280	347,359
Net increase in net assets resulting from operations	$2,325,765	$1,030,779	$2,825,366	$357,272

The accompanying notes are an integral part of these financial statements.

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FundX Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2012	Period Ended	Year Ended
	(Unaudited)	September 30, 2011(a)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$879,198	$(134,432)	$253,176
Net realized gain on investments	1,436,632	41,872,809	43,994,325
Capital gain distributions from regulated investment companies	1,285,221	1,525,827	119,582
Change in net unrealized appreciation (depreciation) on investments	47,367,428	(60,501,076)	3,024,614
Net increase (decrease) in net assets resulting from operations	50,968,479	(17,236,872)	47,391,697

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(370,171)	(303,493)	(1,916,264)
Total distributions to shareholders	(370,171)	(303,493)	(1,916,264)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares(b)	(24,097,928)	(76,425,676)	(86,252,479)
Total increase (decrease) in net assets	26,500,380	(93,966,041)	(40,777,046)

NET ASSETS
Beginning of period/year	250,637,933	344,603,974	385,381,020
End of period/year	$277,138,313	$250,637,933	$344,603,974
Undistributed net investment income	$879,151	$370,124	$303,490

(a)	Effective September 30, 2011, the Funds changed their fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.
(b)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2012		Period Ended		Year Ended
	(Unaudited)		September 30, 2011(a)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	758,332	$24,520,878	1,622,414	$54,568,280	2,492,580	$74,807,786
Shares issued in
reinvestment of distributions	11,282	361,699	8,635	290,924	61,766	1,875,223
Shares redeemed (c)	(1,511,472)	(48,980,505)	(3,961,649)	(131,284,880)	(5,538,723)	(162,935,488)
Net decrease	(741,858)	$(24,097,928)	(2,330,600)	$(76,425,676)	(2,984,377)	$(86,252,479)

(c)	Net of redemption fees of $3,328, $48,081 and $43,612, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Aggressive Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2012	Period Ended	Year Ended
	(Unaudited)	September 30, 2011(a)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$35,871	$(355,068)	$113,054
Net realized gain on investments	582,581	12,522,894	15,213,411
Capital gain distributions from regulated investment companies	657,023	605,454	50,362
Change in net unrealized appreciation (depreciation) on investments	14,147,689	(17,299,450)	171,625
Net increase (decrease) in net assets resulting from operations	15,423,164	(4,526,170)	15,548,452

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(133,758)	(485,386)
Total distributions to shareholders	—	(133,758)	(485,386)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares(b)	(8,401,532)	(20,710,914)	(37,355,607)
Total increase (decrease) in net assets	7,021,632	(25,370,842)	(22,292,541)

NET ASSETS
Beginning of period/year	74,889,362	100,260,204	122,552,745
End of period/year	$81,910,994	$74,889,362	$100,260,204
Undistributed net investment income	$35,871	$—	$133,756

(a)	Effective September 30, 2011, the Funds changed their fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.
(b)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2012		Period Ended		Year Ended
	(Unaudited)		September 30, 2011(a)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	192,263	$7,343,410	346,921	$13,348,992	585,230	$20,008,174
Shares issued in
reinvestment of distributions	—	—	3,305	127,655	13,638	477,041
Shares redeemed (c)	(419,594)	(15,744,942)	(884,447)	(34,187,561)	(1,707,221)	(57,840,822)
Net decrease	(227,331)	$(8,401,532)	(534,221)	$(20,710,914)	(1,108,353)	$(37,355,607)

(c)	Net of redemption fees of $1,235, $5,543 and $7,393, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Conservative Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2012	Period Ended	Year Ended
	(Unaudited)	September 30, 2011(a)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$388,191	$993,647	$779,015
Net realized gain (loss) on investments	(599,187)	5,382,357	5,525,896
Capital gain distributions from regulated investment companies	79,456	288,652	106,658
Change in net unrealized appreciation (depreciation) on investments	6,972,707	(9,625,430)	704,305
Net increase (decrease) in net assets resulting from operations	6,841,167	(2,960,774)	7,115,874

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(795,562)	(954,561)	(644,499)
Total distributions to shareholders	(795,562)	(954,561)	(644,499)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares(b)	(9,810,993)	(6,619,704)	4,611,008
Total increase (decrease) in net assets	(3,765,388)	(10,535,039)	11,082,383

NET ASSETS
Beginning of period/year	54,976,747	65,511,786	54,429,403
End of period/year	$51,211,359	$54,976,747	$65,511,786
Undistributed net investment income	$130,040	$537,411	$419,080

(a)	Effective September 30, 2011, the Funds changed their fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.
(b)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2012		Period Ended		Year Ended
	(Unaudited)		September 30, 2011(a)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	131,424	$4,183,388	599,678	$19,836,068	921,076	$28,019,486
Shares issued in
reinvestment of distributions	24,645	780,511	28,567	936,728	20,914	630,974
Shares redeemed (c)	(459,580)	(14,774,892)	(836,814)	(27,392,500)	(794,399)	(24,039,452)
Net increase (decrease)	(303,511)	$(9,810,993)	(208,569)	$(6,619,704)	147,591	$4,611,008

(c)	Net of redemption fees of $15,076, $8,479 and $3,642, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Flexible Income Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2012	Period Ended	Year Ended
	(Unaudited)	September 30, 2011(a)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$2,196,910	$5,950,272	$4,872,124
Net realized gain on investments	518,670	792,380	7,766,446
Capital gain distributions from regulated investment companies	531,189	999,610	508,096
Change in net unrealized appreciation (depreciation) on investments	2,533,441	(9,864,923)	2,068,442
Net increase (decrease) in net assets resulting from operations	5,780,210	(2,122,661)	15,215,108

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(5,223,245)	(6,213,237)	(4,153,077)
From net realized gain	(1,276,733)	(2,286,543)	—
Total distributions to shareholders	(6,499,978)	(8,499,780)	(4,153,077)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares(b)	(35,306,227)	9,459,869	(2,872,638)
Total increase (decrease) in net assets	(36,025,995)	(1,162,572)	8,189,393

NET ASSETS
Beginning of period/year	173,238,883	174,401,455	166,212,062
End of period/year	$137,212,888	$173,238,883	$174,401,455
Undistributed net investment income	$1,261,202	$4,287,537	$4,057,416

(a)	Effective September 30, 2011, the Funds changed their fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.
(b)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2012		Period Ended		Year Ended
	(Unaudited)		September 30, 2011(a)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	453,163	$13,632,447	2,067,564	$64,556,506	2,595,721	$79,852,819
Shares issued in
reinvestment of distributions	216,377	6,398,273	274,756	8,385,556	136,957	4,104,600
Shares redeemed (c)	(1,838,224)	(55,336,947)	(2,029,881)	(63,482,193)	(2,842,248)	(86,830,057)
Net increase (decrease)	(1,168,684)	$(35,306,227)	312,439	$9,459,869	(109,570)	$(2,872,638)

(c)	Net of redemption fees of $2,313, $15,734 and $8,131, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Aggressive Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2012	Period Ended	Year Ended
	(Unaudited)	September 30, 2011(a)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$18,405	$(68,018)	$205,089
Net realized gain on investments	209,046	2,190,881	1,333,976
Capital gain distributions from regulated investment companies	—	29,805	—
Change in net unrealized appreciation (depreciation) on investments	2,098,314	(3,031,930)	639,318
Net increase (decrease) in net assets resulting from operations	2,325,765	(879,262)	2,178,383

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(92,098)	(304,681)
Total distributions to shareholders	—	(92,098)	(304,681)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares(b)	(4,647,711)	(5,163,731)	(17,694,340)
Total decrease in net assets	(2,321,946)	(6,135,091)	(15,820,638)

NET ASSETS
Beginning of period/year	16,129,265	22,264,356	38,084,994
End of period/year	$13,807,319	$16,129,265	$22,264,356
Undistributed net investment income	$18,405	$—	$92,089

(a)	Effective September 30, 2011, the Funds changed their fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.
(b)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2012		Period Ended		Year Ended
	(Unaudited)		September 30, 2011(a)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	229,663	$5,200,325	297,671	$7,280,754	471,992	$10,288,519
Shares issued in
reinvestment of distributions	—	—	3,531	84,665	13,320	300,887
Shares redeemed	(438,089)	(9,848,036)	(518,451)	(12,529,150)	(1,332,756)	(28,283,746)
Net decrease	(208,426)	$(4,647,711)	(217,249)	$(5,163,731)	(847,444)	$(17,694,340)

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2012	Period Ended	Year Ended
	(Unaudited)	September 30, 2011(a)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$25,396	$18,360	$71,601
Net realized gain on investments	186,040	595,963	909,090
Capital gain distributions from regulated investment companies	—	2,821	—
Change in net unrealized appreciation (depreciation) on investments	819,343	(1,042,032)	83,470
Net increase (decrease) in net assets resulting from operations	1,030,779	(424,888)	1,064,161

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(19,802)	(21,645)	(136,104)
Total distributions to shareholders	(19,802)	(21,645)	(136,104)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares(b)	1,147,524	(1,829,165)	(3,628,385)
Total increase (decrease) in net assets	2,158,501	(2,275,698)	(2,700,328)

NET ASSETS
Beginning of period/year	4,668,041	6,943,739	9,644,067
End of period/year	$6,826,542	$4,668,041	$6,943,739
Undistributed net investment income	$25,394	$19,800	$21,645

(a)	Effective September 30, 2011, the Funds changed their fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.
(b)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2012		Period Ended		Year Ended
	(Unaudited)		September 30, 2011(a)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	138,408	$2,813,361	250,846	$5,359,139	98,048	$1,838,485
Shares issued in
reinvestment of distributions	977	19,667	1,041	21,518	7,236	135,240
Shares redeemed	(80,518)	(1,685,504)	(349,871)	(7,209,822)	(304,615)	(5,602,110)
Net increase (decrease)	58,867	$1,147,524	(97,984)	$(1,829,165)	(199,331)	$(3,628,385)

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2012	Period Ended	Year Ended
	(Unaudited)	September 30, 2011(a)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(132,914)	$(281,621)	$316,122
Net realized gain on investments	481,038	295,747	3,600,471
Net realized gain on written options	1,695,127	2,578,317	2,420,214
Capital gain distributions from regulated investment companies	—	14,427	70,920
Change in net unrealized appreciation (depreciation) on investments	782,115	(1,443,650)	(3,818,523)
Net increase in net assets resulting from operations	2,825,366	1,163,220	2,589,204

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—	(817,013)
Total distributions to shareholders	—	—	(817,013)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares(b)	12,480,565	(4,724,044)	(47,429,571)
Total increase (decrease) in net assets	15,305,931	(3,560,824)	(45,657,380)

NET ASSETS
Beginning of period/year	28,635,848	32,196,672	77,854,052
End of period/year	$43,941,779	$28,635,848	$32,196,672
Undistributed (Accumulated) net investment income (loss)	$(132,914)	$—	$—

(a)	Effective September 30, 2011, the Funds changed their fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.
(b)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2012		Period Ended		Year Ended
	(Unaudited)		September 30, 2011(a)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,116,205	$20,805,972	368,964	$6,713,348	495,432	$8,392,183
Shares issues in
reinvestment of dividends	—	—	—	—	48,191	815,394
Shares redeemed (c)	(435,054)	(8,325,407)	(626,769)	(11,437,392)	(3,334,426)	(56,637,148)
Net increase (decrease)	681,151	$12,480,565	(257,805)	$(4,724,044)	(2,790,803)	$(47,429,571)

(c)	Net of redemption fees of $479, $20 and $244, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Total Return Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2012	Period Ended	Year Ended
	(Unaudited)	September 30, 2011(a)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$9,913	$22,994	$75,047
Net realized gain on investments	28,007	61,847	95,846
Net realized gain on written options	164,393	258,934	184,564
Capital gain distributions from regulated investment companies	5,904	8,286	16,119
Change in net unrealized appreciation (depreciation) on investments	149,055	(317,541)	(26,678)
Net increase in net assets resulting from operations	357,272	34,520	344,898

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(5,018)	(53,786)	(70,144)
From net realized gain	(325,070)	(194,318)	—
Total distributions to shareholders	(330,088)	(248,104)	(70,144)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares(b)	2,359,688	716,187	(2,205,150)
Total increase (decrease) in net assets	2,386,872	502,603	(1,930,396)

NET ASSETS
Beginning of period/year	5,716,389	5,213,786	7,144,182
End of period/year	$8,103,261	$5,716,389	$5,213,786
Undistributed net investment income	$9,911	$5,016	$31,419

(a)	Effective September 30, 2011, the Funds changed their fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.
(b)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2012		Period Ended		Year Ended
	(Unaudited)		September 30, 2011(a)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	136,456	$3,497,436	45,107	$1,197,161	46,127	$1,196,936
Shares issued in
reinvestment of distributions	13,030	329,786	9,501	247,586	2,700	69,942
Shares redeemed (c)	(56,301)	(1,467,534)	(27,492)	(728,560)	(133,437)	(3,472,028)
Net increase (decrease)	93,185	$2,359,688	27,116	$716,187	(84,610)	$(2,205,150)

(c)	Net of redemption fees of $0, $0 and $1,081, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Period Ended
	March 31, 2012		September 30,		Years Ended October 31,
	(Unaudited)		2011*		2010	2009		2008		2007	2006
Net asset value, beginning of period/year	$28.93		$31.34		$27.57	$25.72		$49.65		$40.54	$35.62

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.11	(7)	(0.01	)(7)	0.02 (7)	0.14		0.74		0.42	(0.03)
Net realized and unrealized
gain (loss) on investments	5.98		(2.37)		3.89	1.71		(20.21)		11.70	7.17
Total from investment operations	6.09		(2.38)		3.91	1.85		(19.47)		12.12	7.14

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.03)		(0.14)	(0.00	)(3)	(0.74)		(0.42)	(0.01)
From net realized gain	—		—		—	—		(3.60)		(2.59)	(2.22)
Distribution in excess	—		—		—	—		(0.12)		—	—
Total distributions	(0.04)		(0.03)		(0.14)	(0.00	)(3)	(4.46)		(3.01)	(2.23)
Paid-in capital from redemption fees (Note 2)	0.00	(3)	0.00	(3)	0.00 (3)	0.00	(3)	0.00	(3)	0.00 (3)	0.01
Net asset value, end of period/year	$34.98		$28.93		$31.34	$27.57		$25.72		$49.65	$40.54
Total return	21.08	%^	(7.61	)%^	14.20%	7.20%		(42.67	)%(2)	31.55%	20.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$277.1		$250.6		$344.6	$385.4		$471.5		$941.3	$656.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.26	%+	1.24	%+	1.24%	1.25%		1.16%		1.15%	1.23%
After expenses absorbed(5)	1.26	%+	1.24	%+	1.24%	1.25%		1.16%		1.15%	1.23%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	0.63	%+	(0.05	)%+	0.05%	0.47%		1.78%		0.85%	(0.14%)
After expenses absorbed(6)	0.63	%+	(0.05	)%+	0.05%	0.47%		1.78%		0.85%	(0.14%)
Portfolio turnover rate	60	%^	153	%^	139%	201%		167%		84%	112%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (42.69)%.

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.24%, 1.23%, 1.22%, 1.20%, 1.11%, 1.11% and 1.19% for the periods/years ended March 31, 2012, September 30, 2011, October 31, 2010, October 31,2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.  (Note 3)

(6)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.65%, (0.04)%, 0.07%, 0.52%, 1.83%, 0.89% and (0.10)% for the periods/years ended March 31, 2012, September 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.  (Note 3)

(7)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Aggressive Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Period Ended
	March 31, 2012		September 30,		Years Ended October 31,
	(Unaudited)		2011*		2010	2009		2008	2007	2006
Net asset value, beginning of period/year	$33.19		$35.93		$31.43	$29.24		$58.51	$44.20	$38.09

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.02	(6)	(0.14	)(6)	0.03 (6)	0.12		0.84	0.37	(0.04)
Net realized and unrealized
gain (loss) on investments	7.16		(2.55)		4.60	2.07		(24.84)	15.86	7.67
Total from investment operations	7.18		(2.69)		4.63	2.19		(24.00)	16.23	7.63

LESS DISTRIBUTIONS:
From net investment income	—		(0.05)		(0.13)	(0.00	)(2)	(0.84)	(0.36)	—
From net realized gain	—		—		—	—		(4.23)	(1.58)	(1.58)
Distributions in excess	—		—		—	—		(0.21)	—	—
Total distributions	—		(0.05)		(0.13)	(0.00	)(2)	(5.28)	(1.94)	(1.58)
Paid-in capital from redemption fees (Note 2)	0.00	(2)	0.00	(2)	0.00 (2)	0.00	(2)	0.01	0.02	0.06
Net asset value, end of period/year	$40.37		$33.19		$35.93	$31.43		$29.24	$58.51	$44.20
Total return	21.63	%^	(7.51	)%^	14.73%	7.49%		(44.63)%	37.99%	20.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$81.9		$74.9		$100.3	$122.6		$157.2	$330.1	$234.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.34	%+	1.31	%+	1.31%	1.33%		1.23%	1.24%	1.28%
After fees waived or recouped(4)	1.34	%+	1.31	%+	1.31%	1.33%		1.23%	1.24%	1.31%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	0.07	%+	(0.41	)%+	0.09%	0.36%		1.76%	0.70%	(0.14%)
After fees waived or recouped(5)	0.07	%+	(0.41	)%+	0.09%	0.36%		1.76%	0.70%	(0.17%)
Portfolio turnover rate	71	%^	153	%^	146%	213%		181%	95%	119%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.32%, 1.30%, 1.30%, 1.30%, 1.20%, 1.20% and 1.27% for the period/years for the periods/years ended March 31, 2012, September 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.  (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment loss to average net assets would have been 0.09%, (0.40)%, 0.10%, 0.39%, 1.79%, 0.74% and (0.13)% for the periods/years ended March 31, 2012, September 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.  (Note 3)

(6)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Conservative Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Period Ended
	March 31, 2012		September 30,		Years Ended October 31,
	(Unaudited)		2011*		2010	2009	2008		2007	2006
Net asset value, beginning of period/year	$29.80		$31.90		$28.56	$26.24	$40.09		$35.89	$32.11

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.22	(7)	0.47	(7)	0.39 (7)	0.42	0.71		0.55	0.25
Net realized and unrealized
gain (loss) on investments	3.66		(2.12)		3.29	2.27	(11.00)		5.55	5.28
Total from investment operations	3.88		(1.65)		3.68	2.69	(10.29)		6.10	5.53

LESS DISTRIBUTIONS:
From net investment income	(0.45)		(0.45)		(0.34)	(0.37)	(0.76)		(0.43)	(0.32)
From net realized gain	—		—		—	—	(2.81)		(1.48)	(1.44)
Total distributions	(0.45)		(0.45)		(0.34)	(0.37)	(3.57)		(1.91)	(1.76)
Paid-in capital from redemptions fees (Note 2)	0.00	(3)	0.00	(3)	0.00 (3)	0.00 (3)	0.01		0.01	0.01
Net asset value, end of period/year	$33.23		$29.80		$31.90	$28.56	$26.24		$40.09	$35.89
Total return	13.09	%^	(5.31	)%^	12.96%	10.44%	(27.81	)%(2)	17.68%	17.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$51.2		$55.0		$65.5	$54.4	$61.5		$104.6	$78.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.38	%+	1.32	%+	1.37%	1.36%	1.29%		1.27%	1.36%
After fees absorbed or recouped(5)	1.38	%+	1.32	%+	1.37%	1.36%	1.29%		1.30%	1.50%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.37	%+	1.55	%+	1.27%	1.68%	2.10%		1.34%	0.72%
After fees absorbed or recouped(6)	1.37	%+	1.55	%+	1.27%	1.68%	2.10%		1.31%	0.58%
Portfolio turnover rate	53	%^	165	%^	124%	137%	156%		101%	111%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (27.83)%.

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.36% 1.31%, 1.35%, 1.32%, 1.24%, 1.25% and 1.45% for the periods/years ended March 31, 2012, September 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.  (Note 3)

(6)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 1.39%, 1.57%, 1.29%, 1.72%, 2.15%, 1.36% and 0.63% for the periods/years ended March 31, 2012, September 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.  (Note 3)

(7)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Flexible Income Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Period Ended
	March 31, 2012		September 30,		Years Ended October 31,
	(Unaudited)		2011*		2010	2009	2008	2007	2006
Net asset value, beginning of period/year	$30.23		$32.19		$30.07	$28.68	$30.93	$29.46	$28.33

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.43	(6)	1.07	(6)	0.93 (6)	1.07	1.04	1.08	1.23
Net realized and unrealized
gain (loss) on investments	0.68		(1.39)		1.92	1.65	(2.05)	1.35	0.99
Total from investment operations	1.11		(0.32)		2.85	2.72	(1.01)	2.43	2.22

LESS DISTRIBUTIONS:
From net investment income	(1.01)		(1.20)		(0.73)	(1.33)	(0.38)	(0.96)	(1.09)
From net realized gain	(0.25)		(0.44)		—	—	(0.86)	—	—
Total distributions	(1.26)		(1.64)		(0.73)	(1.33)	(1.24)	(0.96)	(1.09)
Paid-in capital from redemption fees	0.00	(2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period/year	$30.08		$30.23		$32.19	$30.07	$28.68	$30.93	$29.46
Total return	3.72	%^	(1.03	)%^	9.67%	9.86%	(3.39)%	8.43%	8.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$137.2		$173.2		$174.4	$166.2	$146.6	$133.2	$70.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived/recouped
and expenses absorbed	0.96	%+	0.93	%+	0.96%	0.97%	0.93%	0.95%	1.09%
After fees waived/recouped
and expenses absorbed(4)	0.96	%+	0.93	%+	0.96%	0.99%	0.99%	0.99%	0.99%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived/recouped
and expenses absorbed	2.80	%+	3.74	%+	3.01%	3.03%	3.82%	4.33%	4.54%
After fees waived/recouped
and expenses absorbed(5)	2.80	%+	3.74	%+	3.01%	3.01%	3.76%	4.29%	4.64%
Portfolio turnover rate	43	%^	141	%^	106%	124%	125%	51%	76%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.94%, 0.92%,  0.94%%, 0.97%, 0.94%, 0.93% and 0.93% for the periods/years ended March 31, 2012, September 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.  (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 2.82%, 3.75%, 3.03%, 3.03%, 3.81%, 4.35% and 4.70% for the periods/years ended March 31, 2012, September 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.  (Note 3)

(6)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Aggressive Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Period Ended					Period Ended
	March 31, 2012		September 30,		Years Ended October 31,			October 31,
	(Unaudited)		2011**		2010	2009	2008	2007*
Net asset value, beginning of period/year	$20.60		$22.26		$20.61	$19.06	$33.59	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.03	(4)	(0.08	)(4)	0.15 (4)	0.10	0.30	(0.06)
Net realized and unrealized
gain (loss) on investments	3.40		(1.49)		1.67	1.45	(14.28)	8.65
Total from investment operations	3.43		(1.57)		1.82	1.55	(13.98)	8.59

LESS DISTRIBUTIONS:
From net investment income	—		(0.09)		(0.17)	—	(0.30)	—
From net realized gain	—		—		—	—	(0.09)	—
Distribution in excess	—		—		—	—	(0.16)	—
Total distributions	—		(0.09)		(0.17)	—	(0.55)	—
Paid-in capital from redemption fees	—		—		—	—	0.00 (2)	0.00	(2)
Net asset value, end of period/year	$24.03		$20.60		$22.26	$20.61	$19.06	$33.59
Total return	16.65	%^	(7.11	)%^	8.81%	8.13%	(42.24)%	34.36	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$13.8		$16.1		$22.3	$38.1	$43.5	$51.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.68	%+	1.57	%+	1.53%	1.46%	1.33%	1.79	%+
After fees waived and expenses absorbed	1.50	%+	1.50	%+	1.48%	1.46%	1.39%	1.50	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	0.06	%+	(0.41	)%+	0.62%	0.51%	0.93%	(0.95	)%+
After fees waived and expenses absorbed	0.24	%+	(0.34	)%+	0.67%	0.51%	0.87%	(0.66	)%+
Portfolio turnover rate	147	%^	208	%^	374%	450%	407%	159	%^

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.
*	Fund commenced operations January 31, 2007.
**	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Period Ended						Period Ended
	March 31, 2012		September 30,		Years Ended October 31,				October 31,
	(Unaudited)		2011**		2010	2009	2008		2007*
Net asset value, beginning of period/year	$18.22		$19.60		$17.42	$16.96	$29.67		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.08	(4)	0.05	(4)	0.17 (4)	0.24	0.36		(0.07)
Net realized and unrealized
gain (loss) on investments	3.43		(1.37)		2.29	0.30	(12.55)		4.74
Net increase from payments by affiliates on the
disposal of investments in violation of restrictions	—		—		—	—	0.02		—
Total from investment operations	3.51		(1.32)		2.46	0.54	(12.17)		4.67

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.06)		(0.28)	(0.08)	(0.36)		—
From net realized gain	—		—		—	—	(0.15)		—
Distribution in excess	—		—		—	—	(0.04)		—
Total distributions	(0.07)		(0.06)		(0.28)	(0.08)	(0.55)		—
Paid-in capital from redemption fees (Note 2)	—		—		—	—	0.01		—
Net asset value, end of period/year	$21.66		$18.22		$19.60	$17.42	$16.96		$29.67
Total return	19.30	%^	(6.77	)%^	14.18%	3.25%	(41.68	)%(2)	18.68	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$6.8		$4.7		$6.9	$9.6	$13.1		$20.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	2.40	%+	2.41	%+	2.38%	2.18%	1.83%		2.07	%+
After fees waived and expenses absorbed	1.50	%+	1.50	%+	1.50%	1.50%	1.50%		1.50	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	(0.06	)%+	(0.62	)%+	0.02%	0.89%	1.21%		(1.03	)%+
After fees waived and expenses absorbed	0.84	%+	0.29	%+	0.90%	1.57%	1.54%		(0.46	)%+
Portfolio turnover rate	103	%^	282	%^	325%	547%	547%		271	%^

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (41.74%).

(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.
*	Fund commenced operations January 31, 2007.
**	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Period Ended				Period Ended
	March 31, 2012		September 30,		Years Ended October 31,		October 31,
	(Unaudited)		2011**		2010	2009	2008*
Net asset value, beginning of period/year	$18.20		$17.59		$16.85	$17.52	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.06	)(4)	(0.17	)(4)	0.13 (4)	0.13	0.00	(1)
Net realized and unrealized
gain (loss) on investments	1.35		0.78		0.80	(0.71)	(7.48)
Total from investment operations	1.29		0.61		0.93	(0.58)	(7.48)

LESS DISTRIBUTIONS:
From net investment income	—		—		(0.19)	(0.09)	—
Total distributions	—		—		(0.19)	(0.09)	—
Paid-in capital from redemption fees (Note 2)	0.00	(1)	0.00	(1)	0.00 (1)	0.00 (1)	0.00	(1)
Net asset value, end of period/year	$19.49		$18.20		$17.59	$16.85	$17.52
Total return	7.09	%^	3.47	%^	5.59%	(3.29)%	(29.92	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$43.9		$28.6		$32.2	$77.9	$80.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS(5):
Before fees waived/recouped and expenses absorbed	1.33	%+	1.46	%+	1.44%	1.27%	1.24	%+
After fees waived/recouped and expenses absorbed(2)	1.33	%+	1.47	%+	1.44%	1.27%	1.24	%+

RATIO OF NET INVESTMENT (LOSS) TO AVERAGE NET ASSETS(5):
Before fees waived/recouped and expenses absorbed	(0.68	)%+	(1.02	)%+	0.75%	0.70%	0.01	%+
After fees waived/recouped and expenses absorbed(3)	(0.68	)%+	(1.03	)%+	0.75%	0.70%	0.01	%+
Portfolio turnover rate	466	%^	589	%^	331%	1118%	204	%^

(1)	Amount is less than $0.01.
(2)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.32%, 1.45%, 1.42% and 1.25% for the periods/years ended March 31, 2012, September 30, 2011, October 31, 2010 and October 31, 2009, respectively.  There were no credits for the period ended October 31, 2008.  (Note 3)

(3)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been (0.67)%, (1.01)%, 0.77% and 0.72% for the periods/years ended March 31, 2012, September 30, 2011, October 31, 2010 and October 31, 2009, respectively.  There were no credits for the period ended October 31, 2008.  (Note 3)

(4)	Calculated using the average shares outstanding method.
(5)	Does not include expenses of investment companies in which the Fund invests.
^	Not Annualized.
+	Annualized.
*	Fund commenced operations February 29, 2008.
**	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Total Return Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended		Period Ended
	March 31, 2012		September 30,		Year Ended	Period Ended
	(Unaudited)		2011**		October 31, 2010	October 31, 2009*
Net asset value, beginning of period/year	$25.95		$26.99		$25.72	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(4)	0.11	(4)	0.31 (4)	0.06
Net realized and unrealized gain on investments	1.34		0.13		1.20	0.66
Total from investment operations	1.38		0.24		1.51	0.72

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.28)		(0.24)	—
From net realized gain	(1.46)		(1.00)		—	—
Total distributions	(1.48)		(1.28)		(0.24)	—
Paid-in capital from redemption fees	—		—		0.00 (1)	0.00	(1)
Net asset value, end of period/year	$25.85		$25.95		$26.99	$25.72
Total return	5.46	%^	0.84	%^	5.93%	2.88	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$8.1		$5.7		$5.2	$7.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.22	%+	2.97	%+	2.50%	3.94	%+
After fees waived and expenses absorbed(2)	1.50	%+	1.50	%+	1.50%	1.50	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.44	)%+	(1.03	)%+	0.15%	(1.49	)%+
After fees waived and expenses absorbed(3)	0.28	%+	0.44	%+	1.15%	0.95	%+
Portfolio turnover rate	171	%^	297	%^	239%	109	%^

(1)	Amount is less than $0.01.
(2)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.50%, 1.50% and 1.48% for the periods/year ended March 31, 2012, September 30, 2011 and October 31, 2010, respectively.  There were no credits for the period ended October 31, 2009.  (Note 3).

(3)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 0.28%, 0.44% and 1.17% for the periods/year ended March 31, 2012, September 30, 2011 and October 31, 2010, respectively.  There were no credits for the period ended October 31, 2009.  (Note 3).

(4)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Fund commenced operations May 29, 2009.
**	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements March 31, 2012 (Unaudited)

Note 1 – Organization

FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX ETF Aggressive Upgrader Fund, FundX ETF Upgrader Fund, FundX Tactical Upgrader Fund and FundX Tactical Total Return Fund (the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

FundX Upgrader Fund (“Upgrader Fund”) commenced operations on November 1, 2001.  FundX Aggressive Upgrader Fund (“Aggressive Fund”), FundX Conservative Upgrader Fund (“Conservative Fund”) and FundX Flexible Income Fund (“Flexible Income Fund”) commenced operations on July 1, 2002.  FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”) and FundX ETF Upgrader Fund (“ETF Upgrader Fund”) commenced operations on January 31, 2007.  FundX Tactical Upgrader Fund (“Tactical Fund”) commenced operations on February 29, 2008.  FundX Tactical Total Return Fund (“Tactical Total Return Fund”) commenced operations on May 29, 2009.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income.  The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.  The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income.  The investment objective of the ETF Aggressive Fund and the ETF Upgrader Fund is to maximize capital appreciation over the long term without regard to income.  The investment objective of the Tactical Fund is to seek long-term capital appreciation; capital preservation is a secondary consideration.  The investment objective of the Tactical Total Return Fund is to seek long-term capital appreciation and current income with an emphasis on risk management.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.  Security Valuation.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Security valuations for the funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ Board of Trustees.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of March 31, 2012 the Funds did not hold fair valued securities.

According to Section 12(d)(1)(F) of the Investment Company Act of 1940, a registered investment company may restrict the redemption of its shares by a Fund and certain of its affiliates to 1% of its total outstanding shares during a 30 day period.  Per the Funds’ liquidity policy, an investment company position that exceeds 1% of the outstanding shares may be considered illiquid.  In addition, each Fund is restricted from investing more than 15% of its net assets in illiquid securities.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2012 (Unaudited), Continued

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2012:

FundX Upgrader Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$276,444,596	$—	$—	$276,444,596
Short-Term Investments	1,098,491	—	—	1,098,491
Total Investments in Securities	$277,543,087	$—	$—	$277,543,087

FundX Aggressive Upgrader Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$81,889,229	$—	$—	$81,889,229
Short-Term Investments	105,121	—	—	105,121
Total Investments in Securities	$81,994,350	$—	$—	$81,994,350

FundX Conservative Upgrader Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$51,037,540	$—	$—	$51,037,540
Short-Term Investments	15,051	—	—	15,051
Total Investments in Securities	$51,052,591	$—	$—	$51,052,591

FundX Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$137,022,770	$—	$—	$137,022,770
Short-Term Investments	957	—	—	957
Total Investments in Securities	$137,023,727	$—	$—	$137,023,727

FundX ETF Aggressive Upgrader Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$13,762,777	$—	$—	$13,762,777
Short-Term Investments	48,933	—	—	48,933
Total Investments in Securities	$13,811,710	$—	$—	$13,811,710

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2012 (Unaudited), Continued

FundX ETF Upgrader Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$6,797,732	$—	$—	$6,797,732
Short-Term Investments	21,671	—	—	21,671
Total Investments in Securities	$6,819,403	$—	$—	$6,819,403

FundX Tactical Upgrader Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$18,034,550	$—	$—	$18,034,550
Purchased Options	—	493,700	—	493,700
Short-Term Investments	12,626,739	14,995,074	—	27,621,813
Total Investments in Securities	$30,661,289	$15,488,774	$—	$46,150,063
Written Options	$—	$(171,150)	$—	$(171,150)

FundX Tactical Total Return Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$4,862,873	$—	$—	$4,862,873
Purchased Options	—	49,370	—	49,370
Short-Term Investments	1,843,005	1,624,535	—	3,467,540
Total Investments in Securities	$6,705,878	$1,673,905	$—	$8,379,783
Written Options	$—	$(17,115)	$—	$(17,115)

None of the Funds had transfers into or out of Levels 1 and 2 during the six months ended March 31, 2012.

B.   Federal Income Taxes.  The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.  Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011).  The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.  Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on an identified cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.  Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.  Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.   Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2012 (Unaudited), Continued

be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Funds charge a 2.00% redemption fee on shares held less than 30 days, except for the ETF Aggressive Fund and ETF Upgrader Fund which do not charge a redemption fee. These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

G.  Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.  Options Contracts.  When the Funds write an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.  The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When the Funds purchase an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased.  If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.

The activity in options during the six months ended March 31, 2012, is as follows:

FundX Tactical Upgrader Fund
	Contracts	Premiums Received
Options outstanding, beginning of period	2,200	$387,979
Options written	47,592	5,622,657
Options exercised	(7,879)	(1,180,991)
Options expired	(3,175)	(335,497)
Options closed	(36,988)	(4,288,135)
Options outstanding, end of period	1,750	$206,013

FundX Tactical Total Return Fund
	Contracts	Premiums Received
Options outstanding, beginning of period	250	$41,302
Options written	4,576	548,929
Options exercised	(782)	(116,311)
Options expired	(290)	(31,612)
Options closed	(3,579)	(421,688)
Options outstanding, end of period	175	$20,620

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Tactical Fund and Tactical Total Return Fund may invest, at the time of purchase, up to 5% of the Funds’ net assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Funds’ exposure to certain selected securities.  The Tactical Fund and Tactical Total Return Fund may employ these techniques as hedging tools as well as speculatively to enhance returns.  Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2012 (Unaudited), Continued

market declines.  As a hedging tool, options may help cushion the impact of market declines, but may reduce the Funds participation in a market advance.  At March 31, 2012, the Tactical Fund and Tactical Total Return Fund had 1.1% and 0.6% of net assets, respectively, invested in purchased options and (0.4%) and (0.2%) of net assets, respectively, invested in written options.

Statement of Assets and Liabilities – Market values of Derivative Instruments as of March 31, 2012:

	Statement of Assets and Liabilities Location	Market Value
FundX Tactical Upgrader Fund
Equity Contracts	Investments in securities, at value	$493,700
Written Equity Contracts	Written options, at value	$(171,150)

FundX Tactical Total Return Fund
Equity Contracts	Investments in securities, at value	$49,370
Written Equity Contracts	Written options, at value	$(17,115)

Statement of Operations – The effect of Derivative Instruments on the Statement of Operations for the six months ended March 31, 2012 were as follows:

Amount of Realized Gain (Loss) on Derivative Instruments Recognized in Income:
	Purchased Options	Written Options
FundX Tactical Upgrader Fund	$17,818	$1,695,127
FundX Tactical Total Return Fund	$(2,030)	$164,393

Change in Unrealized Appreciation (Depreciation) on Derivative Instruments Recognized in Income:
	Purchased Options	Written Options
FundX Tactical Upgrader Fund	$(118,123)	$240,634
FundX Tactical Total Return Fund	$(11,813)	$24,053

I.    Subsequent Events.  In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statement were issued.

J.   New Accounting Pronouncements.  In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (”IFRS“)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Note 3 – Commitments and Other Related Party Transactions

FundX Investment Group, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on net assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund and the Conservative Fund.  For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund.  For the ETF Aggressive Fund, the ETF Upgrader Fund, the Tactical Fund and the Tactical Total Return Fund, the Advisor receives a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each fund.  For the six months ended March 31, 2012, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, ETF Aggressive Fund, ETF Upgrader Fund, Tactical Fund, and Tactical Total Return Fund incurred $1,347,256, $397,031, $279,968, $546,250, $79,413, $30,416, $198,483 and $35,196 in investment advisory fees, respectively.

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2012 (Unaudited), Continued

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds expenses so that their ratio of expenses to average net assets will not exceed the following:

Upgrader Fund	1.50%	ETF Aggressive Fund	1.50%
Aggressive Fund	1.50%	ETF Upgrader Fund	1.50%
Conservative Fund	1.50%	Tactical Fund	1.50%
Flexible Income Fund	0.99%	Tactical Total Return Fund	1.50%

The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended March 31, 2012 the Advisor waived $13,459, $27,285 and $25,201 in fees for the ETF Aggressive Fund, ETF Upgrader Fund and Tactical Total Return Fund, respectively.

At March 31, 2012, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the ETF Aggressive Fund, ETF Upgrader Fund and Tactical Total Return Fund that may be recouped was $44,922, $222,781 and $209,092, respectively.  The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	October 31,
	2012	2013	2014	2015
ETF Aggressive Fund	—	17,022	14,441	13,459
ETF Upgrader Fund	67,480	69,947	58,069	27,285
Tactical Total Return Fund	44,340	64,004	75,547	25,201

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly owned subsidiary of U.S Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The Chief Compliance Officer is also an employee of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds.  Fees paid by the Funds for Administration and Chief Compliance Officer services for the six months ended March 31, 2012 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”).  Both the Distributor and Custodian are both affiliates of the Administrator.

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties.  USBFS and the Funds have agreed that USBFS will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank.  For the six months ended March 31, 2012, this expense reduction totaled $27,997, $7,837, $6,549, $17,202 and $1,233 for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund and Tactical Fund, respectively.  These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”

Note 4 – Purchases and Sales of Securities

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended March 31, 2012 are as follows:

	Purchases	Sales
Upgrader Fund	$161,458,553	$184,018,217
Aggressive Fund	56,625,446	64,137,407
Conservative Fund	29,275,833	39,083,532
Flexible Income Fund	67,068,487	100,016,038
ETF Aggressive Fund	24,578,901	29,174,819
ETF Upgrader Fund	7,274,168	6,146,304
Tactical Fund	70,241,080	60,192,799
Tactical Total Return Fund	8,778,648	6,641,119

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2012 (Unaudited), Continued

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows:

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
Cost of investments	$249,157,375	$73,640,550	$47,514,257	$133,492,705
Gross tax unrealized appreciation	28,385,712	8,425,462	3,567,988	3,899,490
Gross tax unrealized depreciation	—	(71,662)	(29,654)	(368,468)
Net tax unrealized appreciation	$28,385,712	$8,353,800	$3,538,334	$3,531,022

	FundX ETF Aggressive	FundX ETF	FundX Tactical	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Total Return Fund
Cost of investments	$12,587,236	$6,377,953	$46,364,317	$8,325,271
Gross tax unrealized appreciation	1,278,870	447,913	261,684	89,142
Gross tax unrealized depreciation	(54,936)	(6,463)	(475,938)	(34,630)
Net tax unrealized appreciation	$1,224,474	$441,450	$(214,254)	$54,512

Note 5 – Distributions to Shareholders

The tax character of distributions paid during the six months ended March 31, 2012 (estimated) and the fiscal year ended September 30, 2011 were as follows:

	2012	2011
FundX Upgrader Fund
Ordinary income	$370,171	$303,493

FundX Aggressive Upgrader Fund
Ordinary income	$—	$133,758

FundX Conservative Upgrader Fund
Ordinary income	$795,562	$954,561

FundX Flexible Income Fund
Ordinary income	$5,223,245	$6,622,708
Long-term capital gain*	$1,276,733	$1,877,072

FundX ETF Aggressive Upgrader Fund
Ordinary income	$—	$92,098

FundX ETF Upgrader Fund
Ordinary income	$19,802	$21,645

FundX Tactical Upgrader Fund
Ordinary income	$—	$—

FundX Tactical Total Return Fund
Ordinary income	$33,770	$221,502
Long-term capital gain*	$296,318	$26,602

*Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2012 (Unaudited), Continued

As of September 30, 2011, components of distributable earnings on a tax basis were as follows:

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
Net tax unrealized appreciation (depreciation)	$(18,981,716)	$(5,793,889)	$(3,434,373)	$997,580
Undistributed ordinary income	370,124	—	537,411	4,287,537
Undistributed long-term capital gain	—	—	—	1,276,707
Total distributable earnings	370,124	—	537,411	5,564,244
Other accumulated losses	(137,967,078)	(47,996,999)	(4,424,447)	—
Total accumulated earnings (losses)	$(156,578,670)	$(53,790,888)	$(7,321,409)	$6,561,824

	FundX ETF Aggressive	FundX ETF	FundX Tactical	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Total Return Fund
Net tax unrealized depreciation	$(873,840)	$(377,893)	$(755,735)	$(70,490)
Undistributed ordinary income	—	19,800	—	33,767
Undistributed long-term capital gain	—	—	—	296,316
Total distributable earnings	—	19,800	—	330,083
Other accumulated losses	(24,110,059)	(5,638,961)	(37,402,411)	—
Total accumulated earnings (losses)	$(24,983,899)	$(5,997,054)	$(38,158,146)	$259,593

Differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sale deferrals and section 1256 mark to market adjustments.

Note 6 – Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available a credit facility pursuant to eight separate Loan and Security Agreements for each of the Funds to be used temporarily for extraordinary or emergency purposes, including the financing of redemption payments.  For the six months ended March 31, 2012, the average interest rate on the credit facility was 3.25% (prime rate) for each of the Funds.  Advances are not collateralized by a first lien against the Funds’ assets.  During six months ended March 31, 2012, the average outstanding average daily balances for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, ETF Aggressive Fund and ETF Upgrader Fund, Tactical Fund and Tactical Total Return Fund were $38,732, $37,448, $45,038, $145,202, $67,907, $7,404, $0 and $0, respectively.  The maximum amounts available were $35,000,000, $15,000,000, $10,000,000, $25,000,000, $3,500,000, $1,500,000, $2,000,000 and $1,000,000.  The maximum amounts outstanding during the six months ended March 31, 2012 were $599,000, $607,000, $786,000, $7,320,000, $2,879,000, $424,000, $0 and $0, respectively.  Interest expense amounted to $636, $613, $732, $2,402, $1,115, $120, $0 and $0, respectively, for the six months ended March 31, 2012.  At March 31, 2012, the Flexible Income Fund had an outstanding loan balance of $183,000.

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FundX Upgrader Funds

Expense Example For the Six Months Ended March 31, 2012 (Unaudited)

As a shareholder of the FundX Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first line of the tables below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem those shares that have been held for less than 30 days.  There is no redemption fee for the ETF Aggressive Upgrader and ETF Upgrader Fund. Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples below.  The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

FundX Upgrader Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2011	Value 3/31/2012	During the Period*
Actual	$1,000	$1,205	$6.83
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.26

FundX Aggressive Upgrader Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2011	Value 3/31/2012	During the Period*
Actual	$1,000	$1,210	$7.29
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$6.66

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Expense Example For the Six Months Ended March 31, 2012 (Unaudited), Continued

FundX Conservative Upgrader Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2011	Value 3/31/2012	During the Period*
Actual	$1,000	$1,124	$7.22
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$6.86

FundX Flexible Income Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2011	Value 3/31/2012	During the Period*
Actual	$1,000	$1,033	$4.78
Hypothetical (5% annual return before expenses)	$1,000	$1,020	$4.75

FundX ETF Aggressive Upgrader Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2011	Value 3/31/2012	During the Period*
Actual	$1,000	$1,159	$8.10
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.57

FundX ETF Upgrader Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2011	Value 3/31/2012	During the Period*
Actual	$1,000	$1,186	$8.20
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.57

FundX Tactical Upgrader Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2011	Value 3/31/2012	During the Period*
Actual	$1,000	$1,064	$6.81
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$6.66

FundX Tactical Total Return Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2011	Value 3/31/2012	During the Period*
Actual	$1,000	$1,047	$7.68
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.57

*
The calculations are based on expenses incurred during the most recent six-month period.  The annualized six-month expense ratios for FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX ETF Aggressive Upgrader Fund, FundX ETF Upgrader Fund, FundX Tactical Upgrader Fund and FundX Tactical Total Return Fund were 1.24%, 1.32%, 1.36%, 0.94%, 1.50%, 1.50%, 1.32% and 1.50%, respectively.  The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Information About Proxy Voting (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.upgraderfunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863].  In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

Information About the Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863].  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedules of portfolio holdings are posted on their website at www.upgraderfunds.com within five business days after each month-end.

Federal Tax Information (Unaudited)

For the fiscal year ended September 30, 2011, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Upgrader Fund	100.00%
Aggressive Fund	100.00%
Conservative Fund	100.00%
Flexible Income Fund	100.00%
ETF Aggressive Fund	100.00%
ETF Upgrader Fund	100.00%
Tactical Fund	0.00%
Tactical Total Return Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2011 was as follows:

Upgrader Fund	100.00%
Aggressive Fund	100.00%
Conservative Fund	100.00%
Flexible Income Fund	100.00%
ETF Aggressive Fund	100.00%
ETF Upgrader Fund	100.00%
Tactical Fund	0.00%
Tactical Total Return Fund	100.00%

Householding (Unaudited)

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably belive two or more accounts are from the same family. If you would like to discontinue householding for your accounts, please call toll-gree (866) 455-FUND to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

WWW.UPGRADERFUNDS.COM

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FundX Upgrader Funds

Advisor
FundX Investment Group LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S.Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 455-FUND

Custodian
U.S.Bank,N.A.
Custody Operations
1555 N.RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered
Public Accounting Firm
Tait,Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul,Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E.55th Street, Floor 15
NewYork, NY 10022

Fund	Symbol	CUSIP
FundX Upgrader Fund	FUNDX	742935547
FundX Aggressive Upgrader Fund	HOTFX	742935521
FundX Conservative Upgrader Fund	RELAX	742935513
FundX Flexible Income Fund	INCMX	742935497
FundX ETF Aggressive Upgrader Fund	UNBOX	742935349
FundX ETF Upgrader Fund	REMIX	742935331
FundX Tactical Upgrader Fund	TACTX	742935281
FundX Tactical Total Return Fund	TOTLX	742935190

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Porfolios

By (Signature and Title)*       /s/Eric W. Falkeis
Eric W. Falkeis, President

Date     6/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Eric W. Falkeis
Eric W. Falkeis, President

Date     6/6/12

By (Signature and Title)*       /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date     5/29/12

* Print the name and title of each signing officer under his or her signature.